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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-01466

                          	Pioneer Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2009 through June 30, 2009


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


Pioneer Fund
--------------------------------------------------------------------------------
Semiannual Report | June 30, 2009
--------------------------------------------------------------------------------

Ticker Symbols:
Class A   PIODX
Class B   PBODX
Class C   PCODX
Class R   PIORX
Class Y   PYODX
Class Z   PIOZX

[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                          2
Portfolio Management Discussion                4
Portfolio Summary                              8
Prices and Distributions                       9
Performance Update                            10
Comparing Ongoing Fund Expenses               16
Schedule of Investments                       18
Financial Statements                          27
Notes to Financial Statements                 37
Trustees, Officers and Service Providers      46

                                 Pioneer Fund | Semiannual Report | 6/30/09    1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have been experiencing one of their most tumultuous periods in history. Investors have witnessed volatility of a magnitude that many have never before seen. Distance often provides the best vantage point for perspective. Still, we believe that the benefits of basic investment principles that have stood the test of time -- even in the midst of market turmoil -- cannot be underestimated.

First, invest for the long term. The founder of Pioneer Investments, Philip L. Carret, began his investment career during the 1920s. One lesson he learned is that while great prosperity affords an advantageous time for selling stocks, extreme economic slumps can create opportunities for purchase. Indeed, many of our portfolio managers, who follow the value-conscious investing approach of our founder, are looking at recent market conditions as an opportunity to buy companies whose shares we believe have been unjustifiably beaten down by indiscriminate selling, but that we have identified as having strong prospects over time. While investors may be facing a sustained market downturn, we continue to believe that patience, along with staying invested in the market, are important considerations for long-term investors.

A second principle is to stay diversified across different types of investments. The global scope of the current market weakness poses challenges for this basic investment axiom. But the turbulence makes now a good time to reassess your portfolio and make sure that your investments continue to meet your needs. We believe you should work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

As the investment markets sort through the continuing crisis in the financial industry, we are staying focused on the fundamentals and risk management. With more than 80 years of experience behind us, we have learned how to navigate turbulent markets. At Pioneer Investments, risk management has always been a critical part of our culture -- not just during periods of extraordinary volatility. Our investment process is based on fundamental research, quantitative analysis and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we

2    Pioneer Fund | Semiannual Report | 6/30/09
see potential chances for making money in many corners of the market, it takes research and experience to separate solid investment opportunities from speculation.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. Thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                                 Pioneer Fund | Semiannual Report | 6/30/09    3

Portfolio Management Discussion | 6/30/09

In the following interview, John Carey, Executive Vice President and Head of the U.S. Core Value Department at Pioneer Investments, discusses the investment environment and the performance of the Pioneer Fund during the six months ended June 30, 2009. Mr. Carey is responsible for the day-to-day management of the Fund.

Q The past year has seen extraordinary volatility in the equity markets as the severe economic downturn of 2008 continued into early 2009, then appeared to abate as massive U. S. government intervention in the private economy seemed to allay some concern among investors. How did Pioneer Fund perform in such a volatile environment?

A The first half of 2009 was a tale of two markets. Through early March, the market continued plunging, continuing the downward movement it had begun in October 2007, almost a year and a half earlier. Then, all of a sudden, the tide turned and the market started to recover. By June 30, 2009, the Standard & Poor's 500 Index (the S&P 500), the Fund's benchmark, was back in the black for the calendar year to date, and so was Pioneer Fund.

   For the six months ended June 30, 2009, Pioneer Fund's Class A shares returned 1.55% at net asset value, while the Fund's benchmark, the S&P 500, an unmanaged index of the general U. S. stock market, showed a total return of 3.16%. In addition, over the same six months, the average return for the 978 Funds in Lipper Analytical Services' large-cap core category was 4.83%.

   It is difficult to put one's finger precisely on what changed and why people were suddenly inspired to go back into the market and bid up share prices. There were some hopeful announcements from executives at the large, so-called "money-center" banks; President Obama, in a much-quoted interview, opined on March 3, 2009, that stocks appeared cheap and might represent good value for investors with a long-term outlook; and there were some glimmers of improvement in consumer confidence. Corporate earnings, however, were quite poor throughout the first half of the year, and most of the economic indicators still presented a mixed picture at best. One must assume, then, that the market recovery was the result of one of those sudden bursts of optimism we occasionally see among investors and that usually occur, oddly, right about the time negative sentiment becomes most intense. Go figure! In retrospect, though, the turning points do often coincide with a "bottoming out" of economic activity and the first forecasts of an upturn. While we remain cautious and do not discount the possibility of a "relapse"

4    Pioneer Fund | Semiannual Report | 6/30/09
   into recession, we think on the whole that the odds at this point do favor further improvement, in that confidence builds on confidence.

Q Please discuss performance in the first half of 2009 in more detail. Specifically, which Fund holdings had the greatest positive and negative effects on performance relative to the benchmark S&P 500 Index?

A The underperformance of the Fund versus the benchmark S&P 500 Index during the six months ended June 30, 2009, was attributable to the Fund's positioning in the financials and information technology sectors. The Fund was correctly underweight the financials sector, which, even after its strong rebound from the lows of early March 2009, underperformed the market. But in our stock selection we had emphasized the companies that struck us as more stable, while in the rebound the stocks that moved the most were the shakiest, which had fallen to the lowest prices. In regard to the red-hot technology sector, the best-performing sector in the market during the first half of the year, the Fund was unfortunately both underweight and not invested in some of the real winners, including Internet search engine Google and computer and telephone maker Apple. Late in the six-month period, we did, however, add Apple to the Fund, when the price of the stock, during a lull in its advance, settled to a level we found attractive.

   On the plus side, the Fund was overweight versus the S&P 500 in the materials and consumer discretionary sectors, which recorded, respectively, the second and third best sector performance in the Index. Our stock selections in both sectors also contributed positively to performance attribution. In materials, the mining companies Rio Tinto and Freeport-McMoRan Copper & Gold rallied impressively after their disappointing performance in the latter part of 2008; and in consumer discretionary, publisher McGraw-Hill and retailer Nordstrom both came back powerfully.

Q From a sector-allocation perspective, how was the Fund positioned compared with the S&P 500, and how did its positioning affect performance during the six-month period ended June 30, 2009?

A The Fund remained underweight to the financials sector out of concern over the lingering effects of the credit crisis of the past two years. However, we gradually went back into some of the stocks there as we saw prospects for resumed growth, and we ended the period with the Fund not nearly so underweight as it was during much of last year. The financials staged, of course, a big rally during part of the six-month period, and investors have been warming up to the sector again. We, too, shall continue to look for potentially attractive opportunities in the sector.

   Otherwise the Fund was positioned fairly well, we think, for the turn in investor sentiment and the renewed longer-term optimism about the economy. We were overweight not only the cyclical materials and consumer

                                 Pioneer Fund | Semiannual Report | 6/30/09    5
   discretionary sectors, but also industrials. While there was concern during the period over the negligible near-term impact of the Federal economic stimulus program on capital spending, we think that the economy on its own, as it pulls out of the recession, will generate good business opportunities for many of the names in the industrials sector. While the Fund's overweight in the sector detracted from results in the semiannual period just past, we believe that the Fund stands a decent chance of being rewarded for that positioning in the periods ahead.

Q  What changes did you make to the Fund in the first six months of 2009?

A During the period we initiated 16 new positions and eliminated 11, reversing our recent trend of consolidating the Fund into fewer holdings. As we, too, gained confidence that the economy was turning the corner, we found many more purchase than sale candidates. Among new holdings were: Johnson & Johnson, a leading, diversified health care company, with expertise in pharmaceuticals, hospital supplies, consumer health care products, and orthopedic implants; Alcon, supplier of contact lens and other eye-care solutions; McDonald's and Yum! Brands, successful worldwide "fast-food" restaurant chains (Yum! owns Pizza Hut, Kentucky Fried Chicken, which, strikingly, is extremely popular in China, and Taco Bell); BHP Billiton, a major mining and energy company, with everything from copper, gold, and coal to oil and iron ore; and Baxter International, specialist in blood-related products. In line with our comments above about our re-awakened interest in the financials, we added several stocks to the Fund in that sector: PNC Financial Services, a successful regional bank with important diversification into asset management; Chicago Mercantile Exchange, a key trading forum for futures contracts and other derivatives relating to commodities, stocks, and foreign exchange; State Street, large provider of custody, administration, pricing, and other services to the financial sector; and Morgan Stanley, a prominent survivor among investment-banking firms.

   Finally, we went back to Ford Motor after we had become convinced of the ability of that company, too, to survive. What's more, due to the weakness of some of its key competitors, Ford has been able to gain market share for the first time in quite a long while. After studying closely the prospects for its new operating system, we also repurchased shares of Microsoft for the Fund. Rounding out the list of entries were Wal-Mart Stores, the discount retailer; Covidien, manufacturer and distributor of medical supplies and devices; ConocoPhillips, the oil and gas producer; and Apple, as we noted above.

   The positions liquidated were ones we judged less compelling with respect to their outlook, riskier from a financial standpoint, or fully priced relative to our expectations. The sales included Dow Chemical, Teck Resources, Xstrata, General Electric, J. C. Penney, Roche Holdings, Schering-Plough, Bank of America, American Express, Aflac, and AT&T.

6    Pioneer Fund | Semiannual Report | 6/30/09

Q With world markets and economies still sluggish and with a new U.S. administration and its plans for considerable additional spending, what is your outlook for the months ahead?

A We tend to think that we are in the early stages of an economic recovery, at least in the U.S. Consumers appear to be regaining confidence, the housing market is beginning to find its footing, and the financial sector is seeing stabilization, even if engineered and funded by the Federal government. We are also starting to hear corporate managements say moderately more hopeful things about their businesses, though there are still managements that state they have seen no improvement at all. Unemployment may continue to rise for some months, as business confidence takes longer to rebuild than consumer confidence. As for all the new government spending, we must confess it worries us. Whether we have inflation and higher interest rates at some point down the road will depend on how the government deals with the enormous fiscal deficits expected to result from the spending.

   Could we have renewed weakness in the economy or even a relapse into recession? Of course it is possible if we have some new shocks to the system such as major bankruptcies, disruptions in the flow of vital commodities, or serious missteps by government bodies. Consumers, concerned about high unemployment numbers and news stories about the government budget deficit and likely tax increases, might also become discouraged again and go back into retrenchment mode. While acknowledging those risks, however, we would note the powerful momentum of our gigantic economy, on the way down and on the way up. Once the cycle begins to turn, and we do think that it has, it takes, really, some extraordinary countervailing forces to send it right back in the other direction. So we shall end on that hopeful note, and we want to thank you, as always, for your faithful support.

Please refer to the Schedule of Investments on pages 18-26 for a full listing of Fund securities.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes.

                                 Pioneer Fund | Semiannual Report | 6/30/09    7

Portfolio Summary | 6/30/09

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

U.S. Common Stocks                                       84.8%
Temporary Cash Investments                                8.7%
Depositary Receipts for International Stocks              4.8%
International Common Stocks                               1.5%
Rights/Warrants                                           0.2%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following data was represented as a pie chart in the printed material]

Consumer Staples                                         15.8%
Industrials                                              14.3%
Health Care                                              13.8%
Information Technology                                   12.7%
Consumer Discretionary                                   12.4%
Financials                                               10.9%
Energy                                                   10.5%
Materials                                                 6.6%
Utilities                                                 2.1%
Telecommunication Services                                0.9%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

    1.    Chevron Corp.                   3.59%
--------------------------------------------------------------------------------
    2.    John Wiley & Sons, Inc.         2.51
--------------------------------------------------------------------------------
    3.    Becton, Dickinson & Co.         2.37
--------------------------------------------------------------------------------
    4.    Norfolk Southern Corp.          2.33
--------------------------------------------------------------------------------
    5.    Hewlett-Packard Co.             2.28
--------------------------------------------------------------------------------
    6.    PACCAR, Inc.                    2.10
--------------------------------------------------------------------------------
    7.    Colgate-Palmolive Co.           2.09
--------------------------------------------------------------------------------
    8.    Chubb Corp.                     2.02
--------------------------------------------------------------------------------
    9.    Target Corp.                    1.95
--------------------------------------------------------------------------------
   10.    Walgreen Co.                    1.81
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

8    Pioneer Fund | Semiannual Report | 6/30/09

Prices and Distributions | 6/30/09

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    Class          6/30/09           12/31/08
--------------------------------------------------------------------------------
       A           $ 29.33           $ 29.13
--------------------------------------------------------------------------------
       B           $ 28.62           $ 28.43
--------------------------------------------------------------------------------
       C           $ 28.14           $ 27.96
--------------------------------------------------------------------------------
       R           $ 29.35           $ 29.17
--------------------------------------------------------------------------------
       Y           $ 29.42           $ 29.22
--------------------------------------------------------------------------------
       Z           $ 29.41           $ 29.20
--------------------------------------------------------------------------------

Distributions per Share: 1/1/09-6/30/09
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  Net Investment        Short-Term        Long-Term
    Class            Income           Capital Gains     Capital Gains
--------------------------------------------------------------------------------
       A            $ 0.2400              $ --              $ --
--------------------------------------------------------------------------------
       B            $ 0.0800              $ --              $ --
--------------------------------------------------------------------------------
       C            $ 0.1400              $ --              $ --
--------------------------------------------------------------------------------
       R            $ 0.2400              $ --              $ --
--------------------------------------------------------------------------------
       Y            $ 0.3100              $ --              $ --
--------------------------------------------------------------------------------
       Z            $ 0.3000              $ --              $ --
--------------------------------------------------------------------------------

Index Definitions
--------------------------------------------------------------------------------
The Standard & Poor's 500 (S&P) Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 10-15.

                                 Pioneer Fund | Semiannual Report | 6/30/09    9

Performance Update | 6/30/09                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund at public offering price, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of June 30, 2009)
--------------------------------------------------------------------------------
                                    Net Asset     Public Offering
Period                              Value (NAV)   Price (POP)
--------------------------------------------------------------------------------
10 Years                             -1.13%        -1.72%
5 Years                              -1.12         -2.29
1 Year                              -26.19        -30.43
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2009)
--------------------------------------------------------------------------------
                                    Gross         Net
--------------------------------------------------------------------------------
                                      1.28%         1.28%
--------------------------------------------------------------------------------

[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                                          Standard &
                           Pioneer        Poor's 500
                             Fund           Index
6/99                        9,425           10,000
6/01                        9,330            9,136
6/03                        7,532            7,512
6/05                        9,645            9,512
6/07                       13,022           12,458
6/09                        8,411            7,989

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

10    Pioneer Fund | Semiannual Report | 6/30/09

Performance Update | 6/30/09                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of June 30, 2009)
--------------------------------------------------------------------------------
                                    If            If
Period                              Held          Redeemed
--------------------------------------------------------------------------------
10 Years                             -2.01%        -2.01%
5 Years                              -2.03         -2.03
1 Year                              -26.94        -29.76
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2009)
--------------------------------------------------------------------------------
                                    Gross         Net
--------------------------------------------------------------------------------
                                      2.37%         2.37%
--------------------------------------------------------------------------------

[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                                          Standard &
                           Pioneer        Poor's 500
                             Fund           Index
6/99                       10,000           10,000
6/01                        9,732            9,136
6/03                        7,721            7,512
6/05                        9,709            9,512
6/07                       12,878           12,458
6/09                        8,158            7,989

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                                Pioneer Fund | Semiannual Report | 6/30/09    11

Performance Update | 6/30/09                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of June 30, 2009)
--------------------------------------------------------------------------------
                                    If            If
Period                              Held          Redeemed
--------------------------------------------------------------------------------
10 Years                             -1.91%        -1.91%
5 Years                              -1.89         -1.89
1 Year                              -26.74        -26.74
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2009)
--------------------------------------------------------------------------------
                                    Gross         Net
--------------------------------------------------------------------------------
                                      2.06%         2.06%
--------------------------------------------------------------------------------

[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                                          Standard &
                           Pioneer        Poor's 500
                             Fund           Index
6/99                       10,000           10,000
6/01                        9,740            9,136
6/03                        7,740            7,512
6/05                        9,751            9,512
6/07                       12,961           12,458
6/09                        8,244            7,989

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

12    Pioneer Fund | Semiannual Report | 6/30/09

Performance Update | 6/30/09                                      Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of June 30, 2009)
--------------------------------------------------------------------------------
                                    If            If
Period                              Held          Redeemed
--------------------------------------------------------------------------------
10 Years                             -1.38%        -1.38%
5 Years                              -1.24         -1.24
1 Year                              -26.27        -26.27
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2009)
--------------------------------------------------------------------------------
                                    Gross         Net
--------------------------------------------------------------------------------
                                      1.36%         1.36%
--------------------------------------------------------------------------------

[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                                          Standard &
                           Pioneer        Poor's 500
                             Fund           Index
6/99                       10,000           10,000
6/01                        9,800            9,136
6/03                        7,839            7,512
6/05                       10,029            9,512
6/07                       13,502           12,458
6/09                        8,699            7,989

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance shown for Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                                Pioneer Fund | Semiannual Report | 6/30/09    13

Performance Update | 6/30/09                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of June 30, 2009)
--------------------------------------------------------------------------------
                                    If            If
Period                              Held          Redeemed
--------------------------------------------------------------------------------
10 Years                             -0.71%        -0.71%
5 Years                              -0.69         -0.69
1 Year                              -25.79        -25.79
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2009)
--------------------------------------------------------------------------------
                                    Gross         Net
--------------------------------------------------------------------------------
                                      0.74%         0.74%
--------------------------------------------------------------------------------

[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                                          Standard &
                           Pioneer        Poor's 500
                             Fund           Index
6/99                       10,000           10,000
6/01                        9,980            9,136
6/03                        8,127            7,512
6/05                       10,498            9,512
6/07                       14,290           12,458
6/09                        9,316            7,989

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

14    Pioneer Fund | Semiannual Report | 6/30/09

Performance Update | 6/30/09                                      Class Z Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of June 30, 2009)
--------------------------------------------------------------------------------
                                    Net Asset     Public Offering
Period                              Value (NAV)   Price (POP)
--------------------------------------------------------------------------------
10 Years                             -1.01%        -1.01%
5 Years                              -0.88         -0.88
1 Year                              -25.80        -25.80
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2009)
--------------------------------------------------------------------------------
                                    Gross         Net
--------------------------------------------------------------------------------
                                      0.74%         0.74%
--------------------------------------------------------------------------------

[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                                          Standard &
                           Pioneer        Poor's 500
                             Fund           Index
6/99                       10,000           10,000
6/01                        9,899            9,136
6/03                        7,991            7,512
6/05                       10,233            9,512
6/07                       13,821           12,458
6/09                        9,032            7,989

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Z shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Z shares, the performance shown for Class Z shares prior to their inception on April 30, 2007 would have been higher. Class Z shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects a contractual expense limitation currently in effect through 5/1/12 for Class Z shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                                Pioneer Fund | Semiannual Report | 6/30/09    15

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Fund

Based on actual returns from January 1, 2009 through June 30, 2009.

------------------------------------------------------------------------------------------------------------------------
 Share Class                 A                B                C                R                Y                Z
------------------------------------------------------------------------------------------------------------------------
 Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 1/1/09
------------------------------------------------------------------------------------------------------------------------
 Ending Account          $ 1,015.50       $ 1,009.70       $ 1,011.70       $ 1,014.80       $ 1,018.00       $ 1,018.00
 Value on 6/30/09
------------------------------------------------------------------------------------------------------------------------
 Expenses Paid           $     6.40       $    11.96       $     9.98       $     6.84       $     3.70       $     3.65
 During Period*
------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.28%, 2.40%, 2.00%, 1.37%, 0.74%, and 0.73% for Class A, Class B, Class C, Class R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

16    Pioneer Fund | Semiannual Report | 6/30/09

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2009 through June 30, 2009.

------------------------------------------------------------------------------------------------------------------------
 Share Class                 A                B                C                R                Y                Z
------------------------------------------------------------------------------------------------------------------------
 Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 1/1/09
------------------------------------------------------------------------------------------------------------------------
 Ending Account          $ 1,018.45       $ 1,012.89       $ 1,014.88       $ 1,021.42       $ 1,021.12       $ 1,021.17
 Value on 6/30/09
------------------------------------------------------------------------------------------------------------------------
 Expenses Paid           $     6.41       $    11.98       $     9.99       $     6.85       $     3.71       $     3.66
 During Period*
------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.28%, 2.40%, 2.00%, 1.37%, 0.74%, and 0.73% for Class A, Class B, Class C, Class R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


                                Pioneer Fund | Semiannual Report | 6/30/09    17

Schedule of Investments | 6/30/09 (unaudited)

-------------------------------------------------------------------------------------
 Shares                                                                  Value
-------------------------------------------------------------------------------------
                COMMON STOCKS -- 99.7%
                ENERGY -- 10.4%
                Integrated Oil & Gas -- 7.6%
  2,504,691     Chevron Corp.                                          $  165,935,779
    973,600     ConocoPhillips                                             40,949,616
  1,011,829     Exxon Mobil Corp. (b)                                      70,736,965
  1,450,000     Marathon Oil Corp.                                         43,688,500
    650,000     Royal Dutch Shell Plc (A.D.R.)                             32,623,500
                                                                       --------------
                                                                       $  353,934,360
-------------------------------------------------------------------------------------
                Oil & Gas Equipment & Services -- 1.0%
    900,000     Schlumberger, Ltd.                                     $   48,699,000
-------------------------------------------------------------------------------------
                Oil & Gas Exploration & Production -- 1.8%
  1,125,502     Apache Corp.                                           $   81,204,969
                                                                       --------------
                Total Energy                                           $  483,838,329
-------------------------------------------------------------------------------------
                MATERIALS -- 6.4%
                Aluminum -- 0.7%
  3,056,824     Alcoa, Inc. (b)                                        $   31,576,992
-------------------------------------------------------------------------------------
                Diversified Chemical -- 0.6%
  1,090,474     E.I. du Pont de Nemours and Co. (b)                    $   27,937,944
-------------------------------------------------------------------------------------
                Diversified Metals & Mining -- 2.5%
    400,000     BHP Billiton, Ltd. (A.D.R.)*(b)                        $   21,892,000
    740,000     Freeport-McMoRan Copper & Gold, Inc. (Class B) (b)         37,081,400
  1,600,000     Rio Tinto Plc                                              55,445,714
                                                                       --------------
                                                                       $  114,419,114
-------------------------------------------------------------------------------------
                Fertilizers & Agricultural Chemicals -- 0.8%
    501,250     Monsanto Co.                                           $   37,262,925
-------------------------------------------------------------------------------------
                Industrial Gases -- 1.2%
    507,700     Air Products & Chemicals, Inc.                         $   32,792,343
    300,000     Praxair, Inc. (b)                                          21,321,000
                                                                       --------------
                                                                       $   54,113,343
-------------------------------------------------------------------------------------
                Specialty Chemicals -- 0.6%
    787,300     Ecolab, Inc.                                           $   30,696,827
                                                                       --------------
                Total Materials                                        $  296,007,145
-------------------------------------------------------------------------------------
                CAPITAL GOODS -- 9.5%
                Aerospace & Defense -- 2.6%
  1,052,500     General Dynamics Corp.                                 $   58,297,975
    300,000     Honeywell International, Inc.                               9,420,000
    992,000     United Technologies Corp.                                  51,544,320
                                                                       --------------
                                                                       $  119,262,295
-------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18    Pioneer Fund | Semiannual Report | 6/30/09

--------------------------------------------------------------------
 Shares                                                 Value
--------------------------------------------------------------------
                Construction & Farm Machinery & Heavy Trucks -- 4.2%
  1,064,400     Caterpillar, Inc. (b)                 $   35,167,776
  1,591,900     Deere & Co.                               63,596,405
  2,996,250     PACCAR, Inc. (b)                          97,408,088
                                                      --------------
                                                      $  196,172,269
--------------------------------------------------------------------
                Electrical Component & Equipment -- 1.2%
  1,120,600     Emerson Electric Co. (b)              $   36,307,440
    654,100     Rockwell International Corp. (b)          21,009,692
                                                      --------------
                                                      $   57,317,132
--------------------------------------------------------------------
                Industrial Conglomerates -- 0.9%
    665,200     3M Co.                                $   39,978,520
--------------------------------------------------------------------
                Industrial Machinery -- 0.6%
    350,000     Illinois Tool Works, Inc. (b)         $   13,069,000
    379,950     Parker Hannifin Corp. (b)                 16,322,652
                                                      --------------
                                                      $   29,391,652
                                                      --------------
                Total Capital Goods                   $  442,121,868
--------------------------------------------------------------------
                TRANSPORTATION -- 4.9%
                Railroads -- 4.9%
    768,000     Burlington Northern, Inc. (b)         $   56,478,720
  1,300,000     Canadian National Railway Co.             55,848,000
  2,865,800     Norfolk Southern Corp.                   107,954,686
                                                      --------------
                                                      $  220,281,406
                                                      --------------
                Total Transportation                  $  220,281,406
--------------------------------------------------------------------
                AUTOMOBILES & COMPONENTS -- 2.9%
                Auto Parts & Equipment -- 2.3%
    700,000     BorgWarner, Inc. (b)                  $   23,905,000
  3,858,000     Johnson Controls, Inc. (b)                83,795,760
                                                      --------------
                                                      $  107,700,760
--------------------------------------------------------------------
                Automobile Manufacturers -- 0.6%
  4,581,500     Ford Motor Corp.*                     $   27,809,705
                                                      --------------
                Total Automobiles & Components        $  135,510,465
--------------------------------------------------------------------
                CONSUMER DURABLES & APPAREL -- 0.8%
                Apparel, Accessories & Luxury Goods -- 0.8%
  1,400,000     Coach, Inc. (b)                       $   37,632,000
                                                      --------------
                Total Consumer Durables & Apparel     $   37,632,000
--------------------------------------------------------------------
                CONSUMER SERVICES -- 0.2%
                Restaurants -- 0.2%
    101,500     McDonald's Corp.                      $    5,835,235
    152,000     Yum! Brands, Inc.                          5,067,680
                                                      --------------
                                                      $   10,902,915
                                                      --------------
                Total Consumer Services               $   10,902,915
--------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                Pioneer Fund | Semiannual Report | 6/30/09    19

--------------------------------------------------------------
 Shares                                           Value
--------------------------------------------------------------
                MEDIA -- 4.5%
                Movies & Entertainment -- 0.6%
  1,079,200     The Walt Disney Co. (b)         $   25,177,736
--------------------------------------------------------------
                Publishing -- 3.9%
  3,494,400     John Wiley & Sons, Inc.+        $  116,188,800
  2,172,698     McGraw-Hill Co., Inc.               65,419,937
                                                --------------
                                                $  181,608,737
                                                --------------
                Total Media                     $  206,786,473
--------------------------------------------------------------
                RETAILING -- 4.0%
                Department Stores -- 0.5%
  1,255,793     Nordstrom, Inc. (b)             $   24,977,723
--------------------------------------------------------------
                General Merchandise Stores -- 2.0%
  2,284,700     Target Corp. (b)                $   90,177,109
--------------------------------------------------------------
                Home Improvement Retail -- 1.0%
  2,315,200     Lowe's Companies, Inc.          $   44,938,032
--------------------------------------------------------------
                Specialty Stores -- 0.5%
  1,200,000     Staples, Inc. (b)               $   24,204,000
                                                --------------
                Total Retailing                 $  184,296,864
--------------------------------------------------------------
                FOOD & DRUG RETAILING -- 3.6%
                Drug Retail -- 2.7%
  1,213,800     CVS/Caremark Corp.              $   38,683,806
  2,854,500     Walgreen Co.                        83,922,300
                                                --------------
                                                $  122,606,106
--------------------------------------------------------------
                Food Distributors -- 0.8%
  1,732,400     Sysco Corp.                     $   38,944,352
--------------------------------------------------------------
                Hypermarkets & Supercenters -- 0.1%
    101,000     Wal-Mart Stores, Inc.           $    4,892,440
                                                --------------
                Total Food & Drug Retailing     $  166,442,898
--------------------------------------------------------------
                FOOD, BEVERAGE & TOBACCO -- 9.3%
                Packaged Foods & Meats -- 6.9%
  1,116,900     Campbell Soup Co. (b)           $   32,859,198
    911,600     General Mills, Inc.                 51,067,832
  1,506,750     H.J. Heinz Co., Inc. (b)            53,790,975
  1,925,000     Hershey Foods Corp. (b)             69,300,000
    676,500     Kellogg Co.                         31,504,605
  2,329,500     Kraft Foods, Inc.                   59,029,530
    600,000     Nestle SA                           22,618,148
                                                --------------
                                                $  320,170,288
--------------------------------------------------------------
                Soft Drinks -- 2.4%
  1,000,000     Coca-Cola Co. (b)               $   47,990,000

The accompanying notes are an integral part of these financial statements.

20    Pioneer Fund | Semiannual Report | 6/30/09

---------------------------------------------------------------------------
 Shares                                                        Value
---------------------------------------------------------------------------
                Soft Drinks -- (continued)
  1,118,290     PepsiCo, Inc.                                $   61,461,218
                                                             --------------
                                                             $  109,451,218
                                                             --------------
                Total Food, Beverage & Tobacco               $  429,621,506
---------------------------------------------------------------------------
                HOUSEHOLD & PERSONAL PRODUCTS -- 2.9%
                Household Products -- 2.5%
    303,300     Clorox Co. (b)                               $   16,933,239
  1,366,500     Colgate-Palmolive Co.                            96,666,210
                                                             --------------
                                                             $  113,599,449
---------------------------------------------------------------------------
                Personal Products -- 0.4%
    581,300     Estee Lauder Co. (b)                         $   18,991,071
                                                             --------------
                Total Household & Personal Products          $  132,590,520
---------------------------------------------------------------------------
                HEALTH CARE EQUIPMENT & SERVICES -- 8.4%
                Health Care Equipment -- 7.4%
    601,000     Baxter International, Inc.                   $   31,828,960
  1,540,300     Becton, Dickinson & Co.                         109,838,793
    952,600     C. R. Bard, Inc.                                 70,921,070
    300,000     Covidien, Ltd.                                   11,232,000
    793,100     Medtronic, Inc.*                                 27,671,259
  1,512,100     St. Jude Medical, Inc.*                          62,147,310
    750,000     Stryker Corp. (b)                                29,805,000
                                                             --------------
                                                             $  343,444,392
---------------------------------------------------------------------------
                Health Care Supplies -- 1.0%
    400,000     Alcon Inc.                                   $   46,448,000
                                                             --------------
                Total Health Care Equipment & Services       $  389,892,392
---------------------------------------------------------------------------
                PHARMACEUTICALS & BIOTECHNOLOGY -- 5.3%
                Pharmaceuticals -- 5.3%
  1,600,700     Abbott Laboratories, Inc.                    $   75,296,928
    837,837     Eli Lilly & Co.                                  29,022,674
    604,900     Johnson & Johnson Co. (b)                        34,358,320
    776,203     Merck & Co., Inc. (b)                            21,702,636
  1,300,000     Pfizer, Inc.                                     19,500,000
  1,379,081     Teva Pharmaceutical Industries, Ltd. (b)         68,043,857
                                                             --------------
                                                             $  247,924,415
                                                             --------------
                Total Pharmaceuticals & Biotechnology        $  247,924,415
---------------------------------------------------------------------------
                BANKS -- 2.1%
                Diversified Banks -- 1.3%
  1,780,600     U.S. Bancorp                                 $   31,908,352
  1,248,200     Wells Fargo & Co. (b)                            30,281,332
                                                             --------------
                                                             $   62,189,684
---------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                Pioneer Fund | Semiannual Report | 6/30/09    21

--------------------------------------------------------------------
 Shares                                                 Value
--------------------------------------------------------------------
               Regional Banks -- 0.8%
  650,000      PNC Bank Corp. (b)                     $   25,226,500
  939,500      Zions Bancorporation (b)                   10,860,620
                                                      --------------
                                                      $   36,087,120
                                                      --------------
               Total Banks                            $   98,276,804
--------------------------------------------------------------------
               DIVERSIFIED FINANCIALS -- 6.2%
               Asset Management & Custody Banks -- 4.0%
  720,000      Franklin Resources, Inc.               $   51,847,200
1,000,000      State Street Corp.                         47,200,000
1,514,693      T. Rowe Price Associates, Inc. (b)         63,117,257
  802,100      The Bank of New York Mellon Corp.          23,509,551
                                                      --------------
                                                      $  185,674,008
--------------------------------------------------------------------
               Diversified Financial Services -- 0.7%
  933,000      J.P. Morgan Chase & Co.                $   31,824,630
--------------------------------------------------------------------
               Investment Banking & Brokerage -- 0.9%
1,424,585      Morgan Stanley Co.                     $   40,614,918
--------------------------------------------------------------------
               Specialized Finance -- 0.6%
  100,000      CME Group Inc. (b)                     $   31,111,000
                                                      --------------
               Total Diversified Financials           $  289,224,556
--------------------------------------------------------------------
               INSURANCE -- 2.6%
               Property & Casualty Insurance -- 2.6%
2,348,400      Chubb Corp.                            $   93,654,192
  600,000      The Traveler Companies, Inc.               24,624,000
                                                      --------------
                                                      $  118,278,192
                                                      --------------
               Total Insurance                        $  118,278,192
--------------------------------------------------------------------
               SOFTWARE & SERVICES -- 3.2%
               Application Software -- 0.7%
1,240,400      Adobe Systems, Inc.*(b)                $   35,103,320
--------------------------------------------------------------------
               Data Processing & Outsourced Services -- 1.9%
1,159,200      Automatic Data Processing, Inc.        $   41,082,048
  552,800      DST Systems, Inc.*(b)                      20,425,960
  551,250      Fiserv, Inc.*                              25,192,125
                                                      --------------
                                                      $   86,700,133
--------------------------------------------------------------------
               Systems Software -- 0.6%
1,200,000      Microsoft Corp.                        $   28,524,000
                                                      --------------
               Total Software & Services              $  150,327,453
--------------------------------------------------------------------
               TECHNOLOGY HARDWARE & EQUIPMENT -- 6.8%
               Communications Equipment -- 2.0%
1,850,000      Cisco Systems, Inc.*(b)                $   34,484,000
3,978,600      Nokia Corp. (A.D.R.)                       58,007,988
                                                      --------------
                                                      $   92,491,988
--------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

22    Pioneer Fund | Semiannual Report | 6/30/09

----------------------------------------------------------------------
 Shares                                                   Value
----------------------------------------------------------------------
              Computer Hardware -- 3.1%
   31,250     Apple, Inc.*                              $    4,450,938
2,727,211     Hewlett-Packard Co.                          105,406,705
  301,500     IBM Corp.*                                    31,482,630
                                                        --------------
                                                        $  141,340,273
----------------------------------------------------------------------
              Computer Storage & Peripherals -- 0.4%
1,520,500     EMC Corp.*(b)                             $   19,918,550
----------------------------------------------------------------------
              Office Electronics -- 1.3%
1,865,850     Canon, Inc. (A.D.R.)*(b)                  $   60,696,101
                                                        --------------
              Total Technology Hardware & Equipment     $  314,446,912
----------------------------------------------------------------------
              SEMICONDUCTORS -- 2.7%
              Semiconductor Equipment -- 0.6%
2,496,500     Applied Materials, Inc. (b)               $   27,386,606
----------------------------------------------------------------------
              Semiconductors -- 2.1%
2,877,500     Intel Corp. (b)                           $   47,622,625
2,353,500     Texas Instruments, Inc. (b)                   50,129,550
                                                        --------------
                                                        $   97,752,175
                                                        --------------
              Total Semiconductors                      $  125,138,781
----------------------------------------------------------------------
              TELECOMMUNICATION SERVICES -- 0.9%
              Integrated Telecommunication Services -- 0.9%
1,026,306     Verizon Communications, Inc.              $   31,538,383
1,029,109     Windstream Corp. (b)                           8,603,351
                                                        --------------
                                                        $   40,141,734
                                                        --------------
              Total Telecommunication Services          $   40,141,734
----------------------------------------------------------------------
              UTILITIES -- 2.1%
              Electric Utilities -- 1.6%
  503,700     FirstEnergy Corp.                         $   19,518,375
  600,000     PPL Corp.                                     19,776,000
1,112,400     Southern Co. (b)                              34,662,384
                                                        --------------
                                                        $   73,956,759
----------------------------------------------------------------------
              Multi-Utilities -- 0.5%
  745,100     Public Service Enterprise Group, Inc.     $   24,312,612
                                                        --------------
              Total Utilities                           $   98,269,371
----------------------------------------------------------------------
              TOTAL COMMON STOCKS
              (Cost $3,524,438,311)                     $4,617,952,999
----------------------------------------------------------------------
              RIGHTS/WARRANTS -- 0.2%
              MATERIALS -- 0.2%
              Diversified Metals & Mining -- 0.2%
  840,000     Rio Tinto Plc Rights Exp. 7/1/09*         $    9,652,295
----------------------------------------------------------------------
              TOTAL RIGHTS/WARRANTS
              (Cost $4,767,069)                         $    9,652,295
----------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                Pioneer Fund | Semiannual Report | 6/30/09    23

--------------------------------------------------------------------------------------
Principal
Amount                                                                   Value
--------------------------------------------------------------------------------------
                   TEMPORARY CASH INVESTMENTS -- 9.5%
                   Securities Lending Collateral -- 9.5% (c)
                   Certificates of Deposit:
  $  9,869,000     Abbey National Plc, 1.27%, 8/13/09                   $    9,869,000
    14,803,501     Royal Bank of Canada NY, 1.19%, 8/7/09                   14,803,501
    17,764,201     Svenska Bank NY, 1.48%, 7/8/09                           17,764,201
    19,717,824     Cafco, 0.40%, 10/1/09                                    19,717,824
    13,805,854     Ciesco, 0.40%, 9/1/09                                    13,805,854
    14,802,575     Fasco, 0.25%, 7/10/09                                    14,802,575
    19,720,017     Kithaw, 0.40%, 9/21/09                                   19,720,017
    19,733,117     Merrill Lynch, 0.61%, 8/14/09                            19,733,117
    19,738,001     CBA, 1.35%, 7/16/09                                      19,738,001
    19,738,001     Societe Generale, 1.06%, 9/4/09                          19,738,001
    19,738,001     U.S. Bank NA, 0.76%, 8/24/09                             19,738,001
                                                                        --------------
                                                                        $  189,430,092
--------------------------------------------------------------------------------------
                   Commercial Paper:
    19,738,001     Monumental Global Funding, Ltd., 1.28%, 8/17/09      $   19,738,001
     9,869,000     CME Group, Inc., 1.21%, 8/6/09                            9,869,000
    14,808,971     GE, 0.47%, 9/18/09                                       14,808,971
     3,983,998     GE, 0.79%, 10/26/09                                       3,983,998
    19,382,717     American Honda Finance Corp., 1.27%, 7/14/09             19,382,717
    19,738,001     HSBC Bank, Inc., 1.31%, 8/14/09                          19,738,001
     4,934,500     IBM, 0.88%, 9/25/09                                       4,934,500
    17,764,201     New York Life Global, 0.75%, 9/4/09                      17,764,201
                                                                        --------------
                                                                        $  110,219,389
--------------------------------------------------------------------------------------
                   Tri-party Repurchase Agreements:
    55,266,403     Deutsche Bank, 0.08%, 7/1/09                         $   55,266,403
    65,805,113     Barclays Capital Markets, 0.01%, 7/1/09                  65,805,113
                                                                        --------------
                                                                        $  121,071,516
--------------------------------------------------------------------------------------
     Shares
--------------------------------------------------------------------------------------
                   Money Market Mutual Fund:
    19,738,001     JPMorgan U.S. Government Money Market Fund           $   19,738,003
--------------------------------------------------------------------------------------
                   TOTAL TEMPORARY CASH INVESTMENTS
                   (Cost $440,459,000)                                  $  440,459,000
--------------------------------------------------------------------------------------
                   TOTAL INVESTMENT IN SECURITIES -- 109.4%
                   (Cost $3,969,664,380) (a)                            $5,068,064,294
--------------------------------------------------------------------------------------
                   OTHER ASSETS AND LIABILITIES -- (9.4)%               $ (433,913,887)
--------------------------------------------------------------------------------------
                   TOTAL NET ASSETS -- 100.0%                           $4,634,150,407
======================================================================================

(A.D.R.) American Depositary Receipt.

*        Non-income producing security.

+ Investment held by the fund representing 5% or more of the voting stock of such Co.

The accompanying notes are an integral part of these financial statements.

24    Pioneer Fund | Semiannual Report | 6/30/09

(a) At June 30, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $3,977,874,450 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                              $1,456,393,565
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                                (366,203,721)
                                                                                    --------------
       Net unrealized gain                                                          $1,090,189,844
                                                                                    ==============

(b)      At June 30, 2009, the following securities were out on loan:

----------------------------------------------------------------------------
    Shares       Security                                       Market Value
----------------------------------------------------------------------------
     4,000     Adobe Systems, Inc.*                               $  113,200
 2,333,400     Alcoa, Inc.                                        24,104,022
   683,300     Applied Materials, Inc.                             7,495,801
   391,300     BHP Billiton, Ltd. (A.D.R.)*                       21,415,849
   396,100     BorgWarner, Inc.                                   13,526,815
    70,000     Burlington Northern, Inc.                           5,147,800
   272,100     Campbell Soup Co.                                   8,005,182
     7,400     Canon, Inc. (A.D.R.)*                                 240,722
   625,400     Caterpillar, Inc.                                  20,663,216
   143,400     Cisco Systems, Inc.*                                2,672,976
    98,900     Clorox Co.                                          5,521,587
     3,400     CME Group Inc.                                      1,057,774
 1,385,200     Coach, Inc.                                        37,234,176
   293,800     Coca-Cola Co.                                      14,099,462
   123,400     DST Systems, Inc.*                                  4,559,630
    42,300     E.I. du Pont de Nemours and Co.                     1,083,726
   209,600     EMC Corp.*                                          2,745,760
     3,700     Emerson Electric Co.                                  119,880
   201,000     Estee Lauder Co.                                    6,566,670
    25,100     Exxon Mobil Corp.                                   1,754,741
   168,900     Freeport-McMoRan Copper & Gold, Inc. (Class B)      8,463,579
   109,600     H.J. Heinz Co., Inc.                                3,912,720
    33,900     Hershey Foods Corp.                                 1,220,400
    97,100     Illinois Tool Works, Inc.                           3,625,714
    65,000     Intel Corp.                                         1,075,750
    76,000     Johnson & Johnson Co.                               4,316,800
 1,763,000     Johnson Controls, Inc.                             38,292,360
   122,500     Merck & Co., Inc.                                   3,425,100
 1,124,500     Nordstrom, Inc.                                    22,366,305
 1,357,100     PACCAR, Inc.                                       44,119,321
   261,300     Parker Hannifin Corp.                              11,225,448
    16,900     PNC Bank Corp.                                        655,889
     2,200     Praxair, Inc.                                         156,354
   441,300     Rockwell International Corp.                       14,174,556
       200     Southern Co.                                            6,232

The accompanying notes are an integral part of these financial statements.
                                Pioneer Fund | Semiannual Report | 6/30/09    25

-----------------------------------------------------------------------
    Shares          Security                               Market Value
-----------------------------------------------------------------------
      460,600     Staples, Inc.                            $  9,290,302
       93,200     Stryker Corp.                               3,703,768
      996,700     T. Rowe Price Associates, Inc.             41,532,489
      147,000     Target Corp.                                5,802,090
       54,900     Teva Pharmaceutical Industries, Ltd.        2,708,766
       49,700     Texas Instruments, Inc.                     1,058,610
      115,100     The Walt Disney Co.                         2,685,283
      245,000     Wells Fargo & Co.                           5,943,700
    1,001,000     Windstream Corp.                            8,368,360
      873,100     Zions Bancorporation                       10,093,036
-----------------------------------------------------------------------
                                                           $426,351,921
=======================================================================

(c)      Securities lending collateral is managed by Credit Suisse, New York
         Branch.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2009 aggregated $489,129,605 and $489,005,127, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

     Level 1 -- quoted prices in active markets for identical securities
     Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of June 30, 2009, in valuing the Fund's assets:

------------------------------------------------------------------------------------------------------
                                   Level 1             Level 2            Level 3        Total
------------------------------------------------------------------------------------------------------
 Common stocks                    $4,617,952,998      $          --      $      --      $4,617,952,998
 Warrants                              9,652,295                 --             --           9,652,295
 Temporary cash investments           19,738,003        420,720,997             --         440,459,000
------------------------------------------------------------------------------------------------------
 Total                            $4,647,543,296      $ 420,720,997      $      --      $5,068,064,293
======================================================================================================
 Other Financial Instruments*     $           --      $      49,985      $      --      $       49,985
                                  ====================================================================

*    Other financial instruments include foreign exchange contracts

The accompanying notes are an integral part of these financial statements.

26    Pioneer Fund | Semiannual Report | 6/30/09

Statement of Assets and Liabilities | 6/30/09 (unaudited)

ASSETS:
  Investment in securities of unaffiliated issuers, at value (including
   securities loaned of $426,351,921) (cost $3,961,916,780)                 $4,951,875,494
  Investment in securities of affiliated issuers, at value
   (cost $7,747,600)                                                           116,188,800
------------------------------------------------------------------------------------------
   Total investment in securities, at value (cost $3,969,664,380)           $5,068,064,294
  Cash                                                                          26,316,771
  Receivables --
   Fund shares sold                                                              5,408,739
   Dividends and interest                                                        7,244,984
   Forward foreign currency settlement contracts, net                               49,985
  Other                                                                            166,236
------------------------------------------------------------------------------------------
     Total assets                                                           $5,107,251,009
------------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                                          $   28,447,795
   Fund shares repurchased                                                       2,709,695
   Upon return of securities loaned                                            440,459,000
  Due to affiliates                                                              1,261,550
  Accrued expenses                                                                 222,562
------------------------------------------------------------------------------------------
     Total liabilities                                                      $  473,100,602
------------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                           $3,922,471,769
  Distributions in excess of net investment income                                (832,639)
  Accumulated net realized loss on investments, foreign currency
   transactions                                                               (385,938,622)
  Net unrealized gain on investments                                         1,098,399,914
  Net unrealized gain on forward foreign currency contracts and other
   assets and liabilities denominated in foreign currencies                         49,985
------------------------------------------------------------------------------------------
     Total net assets                                                       $4,634,150,407
------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $3,669,347,703/125,103,756 shares)                      $        29.33
  Class B (based on $110,112,412/3,847,587 shares)                          $        28.62
  Class C (based on $158,972,596/5,649,049 shares)                          $        28.14
  Class R (based on $103,714,618/3,533,793 shares)                          $        29.35
  Class Y (based on $591,941,637/20,120,797 shares)                         $        29.42
  Class Z (based on $61,441/2,089 shares)                                   $        29.41
MAXIMUM OFFERING PRICE:
  Class A ($29.33 [divided by] 94.25%)                                      $        31.12
==========================================================================================

The accompanying notes are an integral part of these financial statements.

                                Pioneer Fund | Semiannual Report | 6/30/09    27

Statement of Operations (unaudited)

For the Six Months Ended 6/30/09

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $1,265,629) including
   income from affiliated issuers of $454,272)                            $   61,994,289
  Income from securities loaned, net                                           2,051,179
-----------------------------------------------------------------------------------------------------------
     Total investment income                                                                 $   64,045,468
-----------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees
   Basic Fee                                                              $   25,797,597
   Performance Adjustment                                                    (12,594,460)
  Transfer agent fees
   Class A                                                                     4,541,311
   Class B                                                                       349,436
   Class C                                                                       141,377
   Class R                                                                        25,007
   Class Y                                                                         6,015
   Class Z                                                                            10
  Distribution fees
   Class A                                                                     4,297,054
   Class B                                                                       562,345
   Class C                                                                       761,900
   Class R                                                                       237,854
  Shareholder communications expense                                           1,616,385
  Administrative fees                                                            732,194
  Custodian fees                                                                  65,265
  Registration fees                                                               63,542
  Professional fees                                                              174,633
  Printing expense                                                                96,967
  Fees and expenses of nonaffiliated trustees                                    112,927
  Miscellaneous                                                                  234,789
-----------------------------------------------------------------------------------------------------------
     Total expenses                                                                          $   27,222,148
     Less fees paid indirectly                                                                       (1,646)
-----------------------------------------------------------------------------------------------------------
     Net expenses                                                                            $   27,220,502
-----------------------------------------------------------------------------------------------------------
       Net investment income                                                                 $   36,824,966
-----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS:
  Net realized loss on:
   Investments                                                            $ (211,066,618)
   Forward foreign currency contracts and other assets and liabilities
     denominated in foreign currencies                                          (393,420)    $ (211,460,038)
-----------------------------------------------------------------------------------------------------------
  Change in net unrealized gain on:
   Investments                                                            $  228,629,714
   Forward foreign currency contracts and other assets and liabilities
     denominated in foreign currencies                                            71,370     $  228,701,084
-----------------------------------------------------------------------------------------------------------
  Net gain on investments and foreign currency transactions                                  $   17,241,046
-----------------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                                       $   54,066,012
===========================================================================================================

The accompanying notes are an integral part of these financial statements.

28    Pioneer Fund | Semiannual Report | 6/30/09

Statement of Changes in Net Assets

For the Six Months Ended 6/30/09 and the Year Ended 12/31/08, respectively

-----------------------------------------------------------------------------------------------------
                                                                 Six Months Ended
                                                                 6/30/09            Year Ended
                                                                 (unaudited)        12/31/08
-----------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                              $   36,824,966    $     68,486,523
Net realized loss on investments and foreign currency
  transactions                                                       (211,460,038)       (165,321,322)
Change in net unrealized gain (loss) on investments and foreign
  currency transactions                                               228,701,084      (2,398,396,264)
-----------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                               $   54,066,012    $ (2,495,231,063)
-----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.24 and $0.45 per share, respectively)               $  (30,052,342)   $    (58,113,191)
   Class B ($0.08 and $0.00 per share, respectively)                     (326,514)                 --
   Class C ($0.14 and $0.16 per share, respectively)                     (802,502)           (954,727)
   Class R ($0.24 and $0.39 per share, respectively)                     (835,335)         (1,370,041)
   Class Y ($0.31 and $0.63 per share, respectively)                   (5,640,302)         (8,052,122)
   Class Z ($0.30 and $0.62 per share, respectively)                         (610)             (1,223)
Net realized gain:
   Class A ($0.00 and $0.86 per share, respectively)                           --        (107,813,529)
   Class B ($0.00 and $0.86 per share, respectively)                           --          (4,038,863)
   Class C ($0.00 and $0.86 per share, respectively)                           --          (4,983,947)
   Class R ($0.00 and $0.86 per share, respectively)                           --          (2,865,572)
   Class Y ($0.00 and $0.86 per share, respectively)                           --         (12,575,258)
   Class Z ($0.00 and $0.86 per share, respectively)                           --              (1,689)
-----------------------------------------------------------------------------------------------------
     Total distributions to shareowners                            $  (37,657,605)   $   (200,770,162)
-----------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                   $  337,277,992    $    745,042,373
Shares issued in reorganization                                         3,217,946                  --
Reinvestment of distributions                                          33,784,158         182,541,127
Cost of shares repurchased                                           (391,825,833)     (1,137,254,951)
-----------------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from Fund
     share transactions                                            $  (17,545,737)   $   (209,671,451)
-----------------------------------------------------------------------------------------------------
   Net decrease in net assets                                      $   (1,137,330)   $ (2,905,672,676)
NET ASSETS:
Beginning of period                                                 4,635,287,737       7,540,960,413
-----------------------------------------------------------------------------------------------------
End of period                                                      $4,634,150,407    $  4,635,287,737
-----------------------------------------------------------------------------------------------------
Distributions in excess of net investment income                   $     (832,639)   $             --
-----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                Pioneer Fund | Semiannual Report | 6/30/09    29

-----------------------------------------------------------------------------------------------------------
                                    '09 Shares         '09 Amount          '08 Shares         '08 Amount
                                    (unaudited)        (unaudited)
-----------------------------------------------------------------------------------------------------------
Class A
Shares sold                              5,173,032     $ 141,003,184            8,974,415     $ 351,431,314
Shares issued in reorganization             43,812         1,229,812                   --                --
Reinvestment of distributions              986,905        27,614,275            5,036,737       152,899,602
Less shares repurchased                (10,408,743)     (277,636,501)         (20,696,437)     (812,904,400)
-----------------------------------------------------------------------------------------------------------
   Net decrease                         (4,204,994)    $(107,789,230)          (6,685,285)    $(308,573,484)
===========================================================================================================
Class B
Shares sold                                210,999     $   5,612,138              417,148     $  15,509,729
Reinvestment of distributions               10,879           292,832              130,353         3,530,937
Less shares repurchased                 (1,091,316)      (28,663,642)          (2,402,976)      (93,105,049)
-----------------------------------------------------------------------------------------------------------
   Net decrease                           (869,438)    $ (22,758,672)          (1,855,475)    $ (74,064,383)
===========================================================================================================
Class C
Shares sold                                414,826     $  10,754,068            1,026,861     $  36,243,313
Shares issued in reorganization                  2                65                   --                --
Reinvestment of distributions               17,327           465,003              129,430         3,544,945
Less shares repurchased                   (840,409)      (21,538,869)          (1,745,954)      (65,366,415)
-----------------------------------------------------------------------------------------------------------
   Net decrease                           (408,253)    $ (10,319,733)            (589,663)    $ (25,578,157)
===========================================================================================================
Class R
Shares sold                                393,452     $  10,850,646              698,097     $  26,750,613
Reinvestment of distributions               29,087           815,233              138,657         4,180,459
Less shares repurchased                   (388,233)      (10,592,867)            (816,099)      (30,650,247)
-----------------------------------------------------------------------------------------------------------
   Net increase                             34,306     $   1,073,012               20,655     $     280,825
===========================================================================================================
Class Y
Shares sold                              6,040,725     $ 169,054,634            8,127,028     $ 315,107,404
Shares issued in reorganization             70,574         1,988,069                   --                --
Reinvestment of distributions              163,917         4,596,815              601,531        18,385,184
Less shares repurchased                 (1,987,196)      (53,393,954)          (3,388,116)     (135,228,840)
-----------------------------------------------------------------------------------------------------------
   Net increase                          4,288,019     $ 122,245,564            5,340,443     $ 198,263,748
===========================================================================================================
Class Z
Shares sold                                    113     $       3,322
-----------------------------------------------------------------------------------------------------------
   Net increase                                113     $       3,322
===========================================================================================================

The accompanying notes are an integral part of these financial statements.

30    Pioneer Fund | Semiannual Report | 6/30/09

Financial Highlights

--------------------------------------------------------------------------------------------------------------------------------
                                               Six Months Ended
                                               6/30/09           Year Ended    Year Ended   Year Ended   Year Ended   Year Ended
                                               (unaudited)       12/31/08      12/31/07     12/31/06     12/31/05     12/31/04
--------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period           $    29.13        $    46.32    $    48.10   $    44.21   $    42.06   $    38.00
--------------------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                         $     0.24        $     0.45    $     0.41   $     0.43   $     0.37   $     0.35
 Net realized and unrealized gain (loss) on
  investments                                        0.20            (16.33)         1.79         6.72         2.31         4.05
--------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment
   operations                                  $     0.44        $   (15.88)   $     2.20   $     7.15   $     2.68   $     4.40
Distributions to shareowners:
 Net investment income                              (0.24)            (0.45)        (0.41)       (0.43)       (0.39)       (0.34)
 Net realized gain                                     --             (0.86)        (3.57)       (2.83)       (0.14)          --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value     $     0.20        $   (17.19)   $    (1.78)  $     3.89   $     2.15   $     4.06
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $    29.33        $    29.13    $    46.32   $    48.10   $    44.21   $    42.06
================================================================================================================================
Total return*                                        1.55%           (34.38)%        4.71%       16.39%        6.40%       11.64%
Ratio of net expenses to average net assets+        1.28%**            1.19%         1.09%        1.11%        1.08%        1.06%
Ratio of net investment income to average
 net assets+                                         1.73%**            1.11%         0.81%        0.90%        0.88%        0.90%
Portfolio turnover rate                               23%**              11%           10%           9%          13%          14%
Net assets, end of period (in thousands)       $3,669,348        $3,767,132    $6,299,615   $6,681,712   $5,648,986   $5,626,270
Ratios with reductions for fees paid
 indirectly:
 Net expenses                                       1.28%**            1.18%         1.08%        1.10%        1.08%        1.06%
 Net investment income                              1.73%**            1.12%         0.82%        0.91%        0.88%        0.90%
================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                                  Pioneer Fund | Semiannual Report | 6/30/09  31

-----------------------------------------------------------------------------------------------------------------------------------
                                               Six Months Ended
                                               6/30/09           Year Ended   Year Ended    Year Ended     Year Ended    Year Ended
                                               (unaudited)       12/31/08     12/31/07      12/31/06       12/31/05      12/31/04
-----------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period           $  28.43          $  45.11     $  46.98      $  43.21       $  41.15      $  37.18
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment
 operations:
 Net investment income (loss)                  $   0.08          $   0.07     $  (0.04)     $   0.03       $  (0.02)     $   0.01
 Net realized and unrealized gain (loss) on
  investments                                      0.19            (15.89)        1.74          6.58           2.24          3.96
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment
   operations                                  $   0.27          $ (15.82)    $   1.70      $   6.61       $   2.22      $   3.97
Distributions to shareowners:
 Net investment income                            (0.08)               --           --         (0.01)         (0.02)           --
 Net realized gain                                   --             (0.86)       (3.57)        (2.83)         (0.14)           --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value     $   0.19          $ (16.68)    $  (1.87)     $   3.77       $   2.06      $   3.97
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $  28.62          $  28.43     $  45.11      $  46.98       $  43.21      $  41.15
===================================================================================================================================
Total return*                                      0.97%           (34.99)%       3.76%        15.43%          5.39%        10.68%
Ratio of net expenses to average net assets+       2.40%**           2.13%        1.99%         1.97%          2.01%         1.93%
Ratio of net investment income (loss) to
 average net assets+                               0.60%**           0.14%       (0.10)%        0.04%         (0.05)%        0.02%
Portfolio turnover rate                              23%**             11%          10%            9%            13%           14%
Net assets, end of period (in thousands)       $110,112          $134,094     $296,491      $405,566       $474,139      $538,786
Ratios with reduction for fees paid
 indirectly:
 Net expenses                                      2.40%**           2.12%        1.97%         1.96%          2.01%         1.93%
 Net investment income (loss)                      0.60%**           0.15%       (0.08)%        0.05%         (0.05)%        0.02%
===================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

32  Pioneer Fund | Semiannual Report | 6/30/09

-----------------------------------------------------------------------------------------------------------------------------------
                                               Six Months Ended
                                               6/30/09            Year Ended   Year Ended    Year Ended    Year Ended    Year Ended
                                               (unaudited)        12/31/08     12/31/07      12/31/06      12/31/05      12/31/04
-----------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period           $  27.96           $  44.55     $  46.44      $  42.78      $  40.73      $  36.84
-----------------------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                         $   0.13           $   0.13     $   0.02      $   0.06      $   0.04      $   0.04
 Net realized and unrealized gain (loss) on
  investments                                      0.19             (15.70)        1.72          6.52          2.22          3.91
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment
   operations                                  $   0.32           $ (15.57)    $   1.74      $   6.58      $   2.26      $   3.95
Distributions to shareowners:
 Net investment income                            (0.14)             (0.16)       (0.06)        (0.09)        (0.07)        (0.06)
 Net realized gain                                   --              (0.86)       (3.57)        (2.83)        (0.14)           --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value     $   0.18           $ (16.59)    $  (1.89)     $   3.66      $   2.05      $   3.89
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $  28.14           $  27.96     $  44.55      $  46.44      $  42.78      $  40.73
===================================================================================================================================
Total return*                                      1.17%            (34.91)%       3.88%        15.52%         5.55%        10.74%
Ratio of net expenses to average net assets+       2.00%**            1.97%        1.88%         1.89%         1.87%         1.84%
Ratio of net investment income to average
 net assets+                                       1.00%**            0.32%        0.02%         0.12%         0.09%         0.11%
Portfolio turnover rate                              23%**              11%          10%            9%           13%           14%
Net assets, end of period (in thousands)       $158,973           $169,362     $296,094      $309,868      $292,453      $313,420
Ratios with reduction for fees paid
 indirectly:
 Net expenses                                      2.00%**            1.97%        1.87%         1.88%         1.87%         1.84%
 Net investment income                             1.00%**            0.32%        0.03%         0.13%         0.09%         0.11%
===================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                                  Pioneer Fund | Semiannual Report | 6/30/09  33

-----------------------------------------------------------------------------------------------------------------------------------
                                               Six Months Ended
                                               6/30/09            Year Ended   Year Ended    Year Ended     Year Ended   Year Ended
                                               (unaudited)        12/31/08     12/31/07      12/31/06       12/31/05     12/31/04
-----------------------------------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period           $  29.17           $  46.37     $  48.16      $  44.27       $ 42.11      $ 38.06
-----------------------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                         $   0.22           $   0.40     $   0.33      $   0.34       $  0.30      $  0.29
 Net realized and unrealized gain (loss) on
  investments                                      0.20             (16.35)        1.80          6.76          2.33         4.09
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment
   operations                                  $   0.42           $ (15.95)    $   2.13      $   7.10       $  2.63      $  4.38
Distributions to shareowners:
 Net investment income                            (0.24)             (0.39)       (0.35)        (0.38)        (0.33)       (0.33)
 Net realized gain                                   --              (0.86)       (3.57)        (2.83)        (0.14)          --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value     $   0.18           $ (17.20)    $  (1.79)     $   3.89       $  2.16      $  4.05
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $  29.35           $  29.17     $  46.37      $  48.16       $ 44.27      $ 42.11
===================================================================================================================================
Total return*                                      1.48%            (34.46)%       4.56%        16.23%         6.28%       11.58%
Ratio of net expenses to average net assets+       1.37%**            1.32%        1.23%         1.26%         1.21%        1.14%
Ratio of net investment income to average
 net assets+                                       1.63%**            0.99%        0.68%         0.75%         0.75%        0.89%
Portfolio turnover rate                              23%**              11%          10%            9%           13%          14%
Net assets, end of period (in thousands)       $103,715           $102,070     $161,311      $104,439       $51,194      $16,525
Ratios with reduction for fees paid
 indirectly:
 Net expenses                                      1.37%**            1.32%        1.23%         1.26%         1.21%        1.14%
 Net investment income                             1.63%**            0.99%        0.68%         0.75%         0.75%        0.89%
===================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

34  Pioneer Fund | Semiannual Report | 6/30/09

-----------------------------------------------------------------------------------------------------------------------------------
                                               Six Months Ended
                                               6/30/09            Year Ended   Year Ended    Year Ended    Year Ended    Year Ended
                                               (unaudited)        12/31/08     12/31/07      12/31/06      12/31/05      12/31/04
-----------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period           $  29.22           $  46.45     $  48.23      $  44.31      $  42.16      $  38.09
-----------------------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                         $   0.29           $   0.61     $   0.60      $   0.60      $   0.58      $   0.52
 Net realized and unrealized gain (loss) on
  investments                                      0.22             (16.35)        1.80          6.77          2.28          4.06
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment
   operations                                  $   0.51           $ (15.74)    $   2.40      $   7.37      $   2.86      $   4.58
Distributions to shareowners:
 Net investment income                            (0.31)             (0.63)       (0.61)        (0.62)        (0.57)        (0.51)
 Net realized gain                                   --              (0.86)       (3.57)        (2.83)        (0.14)           --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value     $   0.20           $ (17.23)    $  (1.78)     $   3.92      $   2.15      $   4.07
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $  29.42           $  29.22     $  46.45      $  48.23      $  44.31      $  42.16
===================================================================================================================================
Total return*                                      1.80%            (34.07)%       5.11%        16.88%         6.83%        12.15%
Ratio of net expenses to average net assets+       0.74%**            0.74%        0.70%         0.70%         0.65%         0.61%
Ratio of net investment income to average
 net assets+                                       2.26%**            1.62%        1.21%         1.31%         1.31%         1.34%
Portfolio turnover rate                              23%**              11%          10%            9%           13%           14%
Net assets, end of period (in thousands)       $591,942           $462,572     $487,357      $401,391      $269,333      $155,647
Ratios with reduction for fees paid
 indirectly:
 Net expenses                                      0.74%**            0.74%        0.70%         0.70%         0.65%         0.61%
 Net investment income                             2.26%**            1.62%        1.21%         1.31%         1.31%         1.34%
===================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                                  Pioneer Fund | Semiannual Report | 6/30/09  35

---------------------------------------------------------------------------------------------
                                                    Six Months
                                                    Ended          Year
                                                    6/30/09        Ended         4/30/07 to
                                                    (unaudited)    12/31/08      12/31/07 (a)
---------------------------------------------------------------------------------------------
 Class Z
 Net asset value, beginning of period               $ 29.20        $  46.41      $  50.61
---------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income                             $  0.30        $   0.63      $   0.42
  Net realized and unrealized gain (loss)
    on investments                                     0.21          (16.36)        (0.58)
---------------------------------------------------------------------------------------------
    Net increase (decrease) from investment
      operations                                    $  0.51        $ (15.73)     $  (0.16)
 Distributions to shareowners:
  Net investment income                               (0.30)          (0.62)        (0.47)
  Net realized gain                                      --           (0.86)        (3.57)
---------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value         $  0.21        $ (17.21)     $  (4.20)
---------------------------------------------------------------------------------------------
 Net asset value, end of period                     $ 29.41        $  29.20      $  46.41
=============================================================================================
 Total return*                                         1.80%         (34.06)%       (0.70)%(b)
 Ratio of net expenses to average net assets+          0.73%**         0.74%         0.70%**
 Ratio of net investment income to average
  net assets+                                          2.27%**         1.57%         1.25%**
 Portfolio turnover rate                                 23%**           11%           10%**
 Net assets, end of period (in thousands)           $    61        $     58      $     92
 Ratios with reduction for fees paid indirectly:
  Net expenses                                         0.73%**         0.74%         0.70%**
  Net investment income                                2.27%**         1.57%         1.25%**
=============================================================================================

(a)  Class Z shares were first publicly offered on April 30, 2007.
(b)  Not Annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

36    Pioneer Fund | Semiannual Report | 6/30/09

Notes to Financial Statements | 6/30/09 (unaudited)

1.   Organization and Significant Accounting Policies

Pioneer Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to provide reasonable income and capital growth.

The Fund offers six classes of shares designated as Class A, Class B, Class C, Class R, Class Y and Class Z shares. Class Z shares were first publicly offered on April 30, 2007. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Share classes have exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares and Class Z shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles, that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain unaudited information regarding the fund's principal risks. Please refer to those documents when considering the Fund's principal risks.

                                Pioneer Fund | Semiannual Report | 6/30/09    37

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued using fair value methods pursuant to procedures adopted by the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use fair value methods to value a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At June 30, 2009 there were no securities that were valued using fair value methods. Temporary cash investments are valued at cost which approximates market value.

     Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of

38    Pioneer Fund | Semiannual Report | 6/30/09
     changes in market prices on those securities but are included with the net realized and unrealized gain or loss on investments.

C.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions payable will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended December 31, 2008 was as follows:

     ---------------------------------------------------------------------------
                                                                            2008
     ---------------------------------------------------------------------------
     Distributions paid from:
     Ordinary income                                                $ 68,503,229
     Long-term capital gain                                          132,266,933
     ---------------------------------------------------------------------------
       Total                                                        $200,770,162
     ===========================================================================

     The following shows the components of distributable earnings on a federal income tax basis at December 31, 2008:

     ---------------------------------------------------------------------------
                                                                            2008
     ---------------------------------------------------------------------------
     Distributable earnings:
     Capital loss carryforward                                    $(121,965,319)
     Current year post-October loss deferred                        (44,303,195)
     Unrealized appreciation                                        861,475,630
     ---------------------------------------------------------------------------
       Total                                                      $ 695,207,116
     ===========================================================================

     The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

D.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A.

                                Pioneer Fund | Semiannual Report | 6/30/09    39

     (UniCredit), earned $336,211 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2009.

E.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively (see Note 4). Class Y and Class Z shares are not subject to a distribution plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out- of-pocket expenses (see Note 3). Distributions to shareowners are recorded as of the ex-dividend date.

     Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that Class A, Class B, Class C, and Class R shares can bear different transfer agent and distribution expense rates.

F.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary cash investments. Credit Suisse, New York Branch, as the Fund's security lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund will be required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.

40    Pioneer Fund | Semiannual Report | 6/30/09

G.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be at least equal to or in excess of the value of the repurchase agreement. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. PIM receives a basic fee that is equal to 0.60% of the Fund's average daily net assets up to $7.5 billion, 0.575% on the next $2.5 billion and 0.550% on the excess over $10 billion. The basic fee can increase or decrease by a maximum of 0.10% based on the investment performance of the Fund's Class A shares as compared to the Standard and Poor's 500 Index. The performance comparison is made for a rolling 36-month period. In addition, the fee is further limited to a maximum annualized rate adjustment of +0.10%. For year ended June 30, 2009, the aggregate performance adjustment resulted in a decrease to the basic fee of $12,594,460. For the six months ended June 30, 2009, the effective management fee was equivalent to 0.59% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $116,027 in management fees, administrative costs and certain other fees payable to PIM at June 30, 2009.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimbursed PIMSS for out-of-pocket expenses related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months

                                Pioneer Fund | Semiannual Report | 6/30/09    41
ended June 30, 2009, such out of pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
Class A                                                               $1,286,305
Class B                                                                   53,434
Class C                                                                   96,557
Class R                                                                   63,649
Class Y                                                                  116,437
Class Z                                                                        3
--------------------------------------------------------------------------------
 Total:                                                               $1,616,385
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $1,055,496 in transfer agent fees and shareholder communications expense payable to PIMSS at June 30, 2009.

4.   Distribution and Service Plans

The Fund adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Prior to February 1, 2008, PFD was reimbursed under the Distribution Plan for distribution expenses in an amount of up to 0.25% of the average daily net assets attributable to Class A shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $90,027 in distribution fees payable to PFD at June 30, 2009. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class R, Class Y and Class Z shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares

42    Pioneer Fund | Semiannual Report | 6/30/09
being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. There is no CDSC for Class R, Class Y or Class Z shares. Proceeds from the CDSCs are paid to PFD. For six months ended June 30, 2009, CDSCs in the amount of $92,539 were paid to PFD.

5.   Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS that may result in reduction in the Fund's transfer agent fees and expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2009, the Fund's expenses were reduced by $1,646 under these arrangements.

6.   Affiliated Companies

The Fund's investments in certain companies may exceed 5% of the outstanding voting stock. Such companies are deemed affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund for the six months ended June 30, 2009:

----------------------------------------------------------------------------------------------
                      Beginning                                       Ending
                      Balance     Purchases   Sales      Dividend     Balance
Affiliates            (shares)    (shares)    (shares)   Income       (shares)    Value
----------------------------------------------------------------------------------------------
John Wiley and Sons   3,494,400   --          --         $1,747,200   3,494,400   $116,188,800

7.   Line of Credit

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $165 million or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Interest on collective borrowings is payable as follows: if the London Interbank Offered Rate (LIBOR) on the related borrowing date is greater than or equal to the Federal Funds Rate on such date, the loan bears interest at the LIBOR rate plus 1.25% on an annualized basis, or if the LIBOR rate on the related borrowing date is less then the Federal Funds Rate on such date, the loan bears interest at the Federal Funds Rate plus 1.25% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the year ended June 30, 2009, the Fund had no borrowings under this agreement.

8.   Merger Information

On May 15, 2009, beneficial owners of Regions Morgan Keegan Select Core Equity Fund approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on May 15, 2009 ("Closing Date"), by exchanging all of Region Morgan

                                Pioneer Fund | Semiannual Report | 6/30/09    43

Keegan Core Equity's net assets in Class A, Class C and Class I for Pioneer Fund's shares, based on Pioneer Fund's Class A, Class C and Class Y shares' ending net asset value, respectively. The following charts show the details of the reorganization as of that Closing Date:

----------------------------------------------------------------------------------------------
                      Pioneer                 RMK                        Pioneer
                      Fund                    Select Core Equity Fund    Fund
                      (Pre-Reorganization)    (Pre-Reorganization)       (Post-Reorganization)
----------------------------------------------------------------------------------------------
Net Assets
Class A               $3,514,275,315          $1,229,812                 $3,515,505,127
Class B               $  108,865,777          $       --                 $  108,865,777
Class C               $  154,752,098          $       65                 $  154,752,163
Class R               $   99,259,786          $       --                 $   99,259,786
Class Y/I             $  491,503,440          $1,988,069                 $  493,491,509
Class Z               $       55,639          $       --                 $       55,639
----------------------------------------------------------------------------------------------
Total Net Assets      $4,340,680,289          $3,217,946                 $4,371,930,001
==============================================================================================
Shares Outstanding
Class A                  125,175,713             285,062                    125,219,525
Class B                    3,980,570                  --                      3,980,570
Class C                    5,749,900                  15                      5,749,902
Class R                    3,531,612                  --                      3,531,612
Class Y/I                 17,446,664             455,738                     17,517,238
Class Z                        1,976                  --                          1,976
Shares Issued in
 Reorganization
Class A                                                                          43,812
Class C                                                                               2
Class Y                                                                          70,574

----------------------------------------------------------------------------------------------
                                                         Unrealized                Accumulated
                                                         Appreciation On           Loss On
                                                         Closing Date              Closing Date
-----------------------------------------------------------------------------------------------
Regions Morgan Keegan Select Core Equity Fund            $63,115                   $1,530,804

9.   Additional Disclosures about Derivative Instruments and Hedging Activities

Fair Values of Derivative Instruments as of June 30, 2009:

----------------------------------------------------------------------------------------------
Derivatives not
accounted for
as hedging
instruments under
Statement 133                     Asset Derivatives 2009          Liabilities Derivatives 2009
                                  Balance Sheet    Fair           Balance Sheet    Fair
                                  Location         Value          Location         Value
Foreign Exchange Contracts        Receivables*     $49,985        Payables         $--
----------------------------------------------------------------------------------------------
Total                                              $49,985                         $--
==============================================================================================

* Foreign Exchange Contracts are shown as a net receivable on the Statement of Assets and Liabilities.

44    Pioneer Fund | Semiannual Report | 6/30/09

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2009 was as follows:

---------------------------------------------------------------------------------------------------
                                                                                        Change in
                                                                                        Unrealized
Derivatives Not                Location of                            Realized          Gain or
Accounted for                  Gain or (Loss) On                      Gain or (Loss)    (Loss) on
as Hedging                     Derivatives                            on Derivatives    Derivatives
Instruments Under              Recognized                             Recognized in     Recognized
Statement 133                  in Income                              Income            in Income
---------------------------------------------------------------------------------------------------
Foreign Exchange Contracts     Net realized loss on forward
                               foreign currency contracts and
                               other assets and liabilities
                               denominated in foreign currencies      $ (220,899)
---------------------------------------------------------------------------------------------------
Foreign Exchange Contracts     Change in unrealized gain (loss) on
                               forward foreign currency contracts
                               and other assets and liabilities
                               denominated in foreign currencies                        $ 49,985
---------------------------------------------------------------------------------------------------

10.  Forward Foreign Currency Contracts

At June 30, 2009, the Fund had entered into various contracts that obligate the Fund to deliver currencies at specified future dates. At the maturity of a contract, the Fund must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Fund may close out such contracts by entering into an offsetting hedge contract. During the last month of the period ended June 30, 2009, the Fund had open contracts of $11,760,000. At June 30, 2009, the Fund had no outstanding portfolio hedges. The Fund's gross forward currency settlement contracts payable and receivable were $19,309,920 and $19,359,905 respectively, resulting in a net receivable of $49,985.

11.  Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure through August 21, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

                                Pioneer Fund | Semiannual Report | 6/30/09    45

Trustees, Officers and Service Providers

Trustees                          Officers
John F. Cogan, Jr., Chairman      John F. Cogan, Jr., President
David R. Bock                     Daniel K. Kingsbury, Executive  Vice President
Mary K. Bush                      Mark E. Bradley, Treasurer
Benjamin M. Friedman              Dorothy E. Bourassa, Secretary
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

46    Pioneer Fund | Semiannual Report | 6/30/09

                            This page for your notes.

                                Pioneer Fund | Semiannual Report | 6/30/09    47

                            This page for your notes.

48    Pioneer Fund | Semiannual Report | 6/30/09

                            This page for your notes.

                                Pioneer Fund | Semiannual Report | 6/30/09    49

                            This page for your notes.

50    Pioneer Fund | Semiannual Report | 6/30/09

                            This page for your notes.

                                Pioneer Fund | Semiannual Report | 6/30/09    51

                            This page for your notes.

52    Pioneer Fund | Semiannual Report | 6/30/09

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: pioneerinvestments.com

This report must be accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
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o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
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
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GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

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    (2) Disclose the percentage of services described in each of paragraphs (b)
   through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 28, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 28, 2009


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date August 28, 2009

* Print the name and title of each signing officer under his or her signature.